Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 97.7%
Communication Services 0.3%
Diversified Telecommunication Services
Bandwidth, Inc. “A”*	10,106	1,393,819
Consumer Discretionary 15.6%
Auto Components 2.4%
Fox Factory Holding Corp.*	50,481	7,857,872
Tenneco, Inc. “A”*	111,868	2,161,290
		10,019,162
Diversified Consumer Services 1.6%
Bright Horizons Family Solutions, Inc.*	11,390	1,675,583
Stride, Inc.*	95,212	3,059,162
Terminix Global Holdings, Inc.*	35,203	1,679,535
		6,414,280
Hotels, Restaurants & Leisure 2.4%
Bally's Corp.*	19,699	1,065,913
Hilton Grand Vacations, Inc.*	61,520	2,546,313
Jack in the Box, Inc.	38,892	4,334,124
Penn National Gaming, Inc.*	25,100	1,919,899
		9,866,249
Household Durables 4.3%
Helen of Troy Ltd.* (a)	21,416	4,885,418
iRobot Corp.* (a)	31,107	2,905,083
LGI Homes, Inc.*	18,838	3,050,625
TopBuild Corp.*	36,127	7,145,198
		17,986,324
Leisure Products 2.1%
YETI Holdings, Inc.*	93,801	8,612,808
Specialty Retail 2.8%
Burlington Stores, Inc.*	6,261	2,015,980
Camping World Holdings, Inc. “A” (a)	142,768	5,852,060
Leslie's, Inc.*	15,251	419,250
The Children's Place, Inc.* (a)	33,473	3,114,997
Vroom, Inc.* (a)	5,570	233,160
		11,635,447
Consumer Staples 2.9%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	26,694	5,195,720
Food Products 0.0%
Vital Farms, Inc.*	2,985	59,580

Household Products 1.6%
Church & Dwight Co., Inc.	32,867	2,800,926
Spectrum Brands Holdings, Inc.	43,726	3,718,459
		6,519,385
Energy 0.8%
Oil, Gas & Consumable Fuels
Contango Oil & Gas Co.* (a)	529,476	2,287,336
Ovintiv, Inc.	36,900	1,161,243
		3,448,579
Financials 5.0%
Banks 1.8%
Live Oak Bancshares, Inc.	26,512	1,564,208
South State Corp.	25,330	2,070,981
Synovus Financial Corp.	50,875	2,232,395
TriState Capital Holdings, Inc.*	73,762	1,504,007
		7,371,591
Capital Markets 1.7%
Affiliated Managers Group, Inc.	15,215	2,346,305
Moelis & Co. “A”	83,995	4,778,476
		7,124,781
Consumer Finance 0.5%
Green Dot Corp. “A”*	44,996	2,108,063
Insurance 1.0%
eHealth, Inc.*	33,541	1,958,794
Progressive Corp.	20,610	2,024,108
		3,982,902
Health Care 29.8%
Biotechnology 14.1%
Acceleron Pharma, Inc.*	17,389	2,182,146
Amicus Therapeutics, Inc.*	90,313	870,617
Anavex Life Sciences Corp.*	36,569	835,967
Apellis Pharmaceuticals, Inc.*	35,076	2,216,803
Arena Pharmaceuticals, Inc.*	40,881	2,788,084
Arrowhead Pharmaceuticals, Inc.*	43,058	3,566,064
Biohaven Pharmaceutical Holding Co., Ltd.*	44,023	4,273,753
BioMarin Pharmaceutical, Inc.*	26,378	2,200,980
Blueprint Medicines Corp.*	28,334	2,492,259
Deciphera Pharmaceuticals, Inc.*	19,960	730,736
Emergent BioSolutions, Inc.*	32,402	2,041,002
Fate Therapeutics, Inc.*	21,249	1,844,201
Global Blood Therapeutics, Inc.*	25,588	896,092
Heron Therapeutics, Inc.* (a)	137,437	2,133,022
Insmed, Inc.*	50,440	1,435,522
Intellia Therapeutics, Inc.*	10,438	1,690,017
Invitae Corp.* (a)	57,617	1,943,421
iTeos Therapeutics, Inc.*	28,410	728,716
Kiniksa Pharmaceuticals Ltd. “A”*	52,406	730,016
Ligand Pharmaceuticals, Inc.* (a)	19,157	2,513,207
Mirati Therapeutics, Inc.*	15,396	2,486,916
Natera, Inc.*	24,045	2,729,829

Neurocrine Biosciences, Inc.*	23,378	2,275,147
PMV Pharmaceuticals, Inc.*	23,572	805,219
Selecta Biosciences, Inc.*	295,760	1,236,277
TG Therapeutics, Inc.* (a)	48,256	1,871,850
Translate Bio, Inc.*	51,081	1,406,771
Travere Therapeutics, Inc.*	136,387	1,989,886
Turning Point Therapeutics, Inc.*	20,144	1,571,635
Ultragenyx Pharmaceutical, Inc.*	24,052	2,293,358
Veracyte, Inc.*	36,166	1,445,917
		58,225,430
Health Care Equipment & Supplies 5.3%
Axonics, Inc.*	28,901	1,832,612
BioLife Solutions, Inc.*	33,376	1,485,566
Globus Medical, Inc. “A”*	29,838	2,313,340
Haemonetics Corp.*	13,754	916,566
iRhythm Technologies, Inc.*	14,859	985,895
Masimo Corp.*	18,568	4,501,812
Natus Medical, Inc.*	62,372	1,620,424
Nevro Corp.*	11,997	1,988,983
Outset Medical, Inc.*	4,030	201,419
Quidel Corp.*	8,740	1,119,769
STAAR Surgical Co.*	16,320	2,488,800
Tandem Diabetes Care, Inc.*	23,207	2,260,362
		21,715,548
Health Care Providers & Services 7.9%
AMN Healthcare Services, Inc.*	73,870	7,163,913
Clover Health Investments Corp.* (a)	83,921	1,117,828
HealthEquity, Inc.*	30,037	2,417,378
ModivCare, Inc.*	42,319	7,197,192
Molina Healthcare, Inc.*	19,760	5,000,466
Option Care Health, Inc.*	149,597	3,271,686
RadNet, Inc.*	165,276	5,568,148
Tivity Health, Inc.*	37,104	976,206
		32,712,817
Health Care Technology 0.6%
Vocera Communications, Inc.*	61,325	2,443,801
Pharmaceuticals 1.9%
Aclaris Therapeutics, Inc.*	70,276	1,234,047
ANI Pharmaceuticals, Inc.*	47,170	1,653,309
Avadel Pharmaceuticals PLC (ADR)* (a)	79,006	531,710
Pacira BioSciences, Inc.* (a)	76,241	4,626,304
		8,045,370
Industrials 15.1%
Aerospace & Defense 1.8%
Ducommun, Inc.*	137,531	7,503,691
Building Products 4.0%
Advanced Drainage Systems, Inc.	29,934	3,489,406
AZEK Co., Inc.*	12,678	538,308
Builders FirstSource, Inc.*	105,572	4,503,702
Masonite International Corp.*	70,179	7,845,310
		16,376,726
Commercial Services & Supplies 2.7%
MSA Safety, Inc.	20,535	3,400,186

Tetra Tech, Inc.	22,032	2,688,785
The Brink's Co.	66,738	5,128,148
		11,217,119
Construction & Engineering 1.0%
MasTec, Inc.*	39,069	4,145,221
Electrical Equipment 1.3%
Allied Motion Technologies, Inc.	80,247	2,770,929
Thermon Group Holdings, Inc.*	142,636	2,430,517
		5,201,446
Machinery 0.4%
Hydrofarm Holdings Group, Inc.*	30,031	1,775,133
Professional Services 1.8%
Kforce, Inc.	121,747	7,661,539
Trading Companies & Distributors 2.1%
H&E Equipment Services, Inc.	82,334	2,739,252
Rush Enterprises, Inc. “A”	92,226	3,987,852
Titan Machinery, Inc.*	64,268	1,988,452
		8,715,556
Information Technology 21.7%
Communications Equipment 1.3%
Calix, Inc.*	56,297	2,674,108
Lumentum Holdings, Inc.*	33,347	2,735,454
		5,409,562
IT Services 2.0%
MAXIMUS, Inc.	74,339	6,539,602
WEX, Inc.*	9,244	1,792,412
		8,332,014
Semiconductors & Semiconductor Equipment 4.9%
Advanced Energy Industries, Inc.	42,567	4,797,726
CMC Materials, Inc.	19,057	2,872,652
Entegris, Inc.	19,737	2,427,059
Semtech Corp.*	54,007	3,715,682
SiTime Corp.*	26,313	3,330,963
Ultra Clean Holdings, Inc.*	58,160	3,124,355
		20,268,437
Software 13.5%
Agilysys, Inc.*	207,785	11,816,733
Aspen Technology, Inc.*	22,263	3,062,053
Cornerstone OnDemand, Inc.*	77,374	3,990,951
Envestnet, Inc.*	57,666	4,374,543
Five9, Inc.*	36,760	6,741,416
Intelligent Systems Corp.* (a)	21,055	662,390
LivePerson, Inc.* (a)	49,913	3,156,498
Proofpoint, Inc.*	7,715	1,340,558
QAD, Inc. “A”	71,147	6,191,212
Rapid7, Inc.*	24,004	2,271,499
Tyler Technologies, Inc.*	4,464	2,019,380
Varonis Systems, Inc.*	176,455	10,167,337
		55,794,570

Materials 3.2%
Construction Materials 1.3%
Eagle Materials, Inc.	27,252	3,872,782
U.S. Concrete, Inc.*	19,273	1,422,347
		5,295,129
Metals & Mining 1.9%
Cleveland-Cliffs, Inc.* (a)	367,821	7,930,221
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	48,879	1,850,070
EastGroup Properties, Inc.	15,720	2,585,154
Essential Properties Realty Trust, Inc.	126,641	3,424,373
Four Corners Property Trust, Inc.	77,435	2,137,980
QTS Realty Trust, Inc. “A”	46,696	3,609,601
		13,607,178
Total Common Stocks (Cost $253,616,117)		404,115,198

Exchange-Traded Funds 0.5%
SPDR S&P Biotech ETF (a) (Cost $1,331,593)	14,644	1,982,798

Securities Lending Collateral 9.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $37,663,792)	37,663,792	37,663,792

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $7,971,547)	7,971,547	7,971,547

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $300,583,049)	109.2	451,733,335
Other Assets and Liabilities, Net	(9.2)	(37,897,524)
Net Assets	100.0	413,835,811
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 9.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares" , 0.01% (b) (c)
23,719,536	13,944,256 (d)	—	—	—	65,184	—	37,663,792	37,663,792
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.02% (b)
4,223,762	45,961,500	42,213,715	—	—	1,373	—	7,971,547	7,971,547
27,943,298	59,905,756	42,213,715	—	—	66,557	—	45,635,339	45,635,339
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $36,931,436, which is 8.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$404,115,198	$—	$—	$404,115,198
Exchange-Traded Funds	1,982,798	—	—	1,982,798
Short-Term Investments (a)	45,635,339	—	—	45,635,339
Total	$451,733,335	$—	$—	$451,733,335
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCGF-PH3
R-080548-1 (1/23)